EARNINGS PER SHARE ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings per share
Net income	$ 4,512	$ 3,639
Less: distributed earnings allocated to participating securities	(24)	(26)
Less: (undistributed income) dividends in excess of earnings allocated to participating securities	(24)	(16)
Net earnings available to common shareholders	$ 4,464	$ 3,597
Weighted average common shares outstanding including participating securities	5,860,699	5,842,460
Less: participating securities (in shares)	(62,502)	(67,699)
Less: average unearned ESOP shares	(167,566)	(194,022)
Weighted average common shares outstanding	5,630,631	5,580,739
Basic earnings per share (in dollars per share)	$ 0.79	$ 0.64
Weighted average common shares outstanding	5,630,631	5,580,739
Add: dilutive effects of assumed exercises of stock options (in shares)	70,375	53,082
Average shares and dilutive potential common shares	5,701,006	5,633,821
Diluted earnings per share (in dollars per share)	$ 0.78	$ 0.64